Critical Accounting Estimates and Judgements (Details) - Schedule of fair value of financial liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value Of Financial Liabilities Abstract
Raw materials	$ 32	$ 116
Finished goods	260	239
Total	$ 292	$ 355